ACQUISITION OF MEGAWOOD ENTERPRISES (Tables)	12 Months Ended
Jan. 31, 2020
Megawood Enterprises Inc.
Disclosure of detailed information about business combination [line items]
Schedule of purchase price and the allocation of the purchase price
- $ -
Cash	38,570
Inventory	46,162
Other assets	10,705
Property and equipment	40,983
Right-of-use asset	221,007
Lease liability	(221,007)
Dispensary license	50,000
Goodwill	689,328
Accounts payable and accrued liabilities	(80,860)
Total assets and liabilities acquired	794,888
Cash consideration paid	280,000
Consideration payable	231,395
Convertible promissory note	175,000
Advances to vendor cancelled upon closing	138,605
Closing working capital deficit receivable	(30,112)
Total consideration	794,888